Average Annual Total Returns - Investor A, C and Institutional - BLACKROCK HIGH EQUITY INCOME FUND	Sep. 28, 2020
RussellThousandValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Institutional Shares
Average Annual Return:
1 Year	21.98%
5 Years	7.25%
10 Years	10.91%
Investor A Shares
Average Annual Return:
1 Year	15.28%
5 Years	5.76%
10 Years	9.89%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.65%
5 Years	1.72%
10 Years	6.43%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.49%
5 Years	3.48%
10 Years	7.10%
Investor C Shares
Average Annual Return:
1 Year	19.77%
5 Years	6.12%
10 Years	9.67%